Basis of Presentation and Accounting Policies (Estimated Useful Lives of Assets) (Details)	12 Months Ended
Aug. 31, 2022
Cable Wireless And Telecommunications Distribution System [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Cable Wireless And Telecommunications Distribution System [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	20 years
Digital Cable Terminals And Modems [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Digital Cable Terminals And Modems [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	5 years
Satellite Audio Video And Data Network Equipment And Dth Receiving Equipment [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	3 years
Satellite Audio Video And Data Network Equipment And Dth Receiving Equipment [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	15 years
Buildings [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	15 years
Buildings [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	40 years
Data Processing [Member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	4 years
Data Processing [Member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	10 years
Other property, plant and equipment [member] | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	4 years
Other property, plant and equipment [member] | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant and equipment	20 years